Transamerica BlackRock Real Estate Securities VP Investment Strategy - Transamerica BlackRock Real Estate Securities VP	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	Under normal conditions, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, and the portfolio’s sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited (collectively, the “sub-adviser”), will invest at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management, or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. The portfolio may invest in securities of non-U.S. issuers, including issuers located in emerging market or developing countries. The portfolio primarily buys common stock, but also can invest in preferred stock and convertible securities. The portfolio may also invest in securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), non-U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non-U.S. issuers. The sub-adviser may engage in frequent and active trading of portfolio investments to achieve the portfolio’s investment objective. The portfolio does not directly invest in real estate. As a part of its fundamental investment process, the sub-adviser also generally considers the impact of environmental, social and governance (“ESG”) factors on certain issuers and assesses the materiality of such ESG factors when making related investment decisions for the portfolio. These ESG considerations generally are incorporated by the sub-adviser when assessing REITs, real estate operating companies, foreign issuers (including emerging markets), and issuers of common stock, preferred stock and contracts for a difference. ESG factors are not the sole considerations when making such investment decisions for the portfolio and the sub-adviser may conclude that other attributes of such issuers outweigh ESG factors. The sub-adviser's evaluation of ESG factors is subjective and may change over time. The sub-adviser may, when consistent with the portfolio’s investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The portfolio may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The portfolio may also use derivatives for leverage. The portfolio concentrates its investments in securities of issuers in the real estate industry.
Strategy Portfolio Concentration [Text]	Under normal conditions, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, and the portfolio’s sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited (collectively, the “sub-adviser”), will invest at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry.